Commitments and Contingencies (Details) BRL in Millions, $ in Millions	6 Months Ended
	Jun. 30, 2016 BRL	Jun. 30, 2016 USD ($)	Dec. 31, 2015 USD ($)
Loss Contingencies [Line Items]
Unrecorded Unconditional Purchase Obligation, Due in Next Twelve Months		$ 6.8
Indirect Tax Liability [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Portion Not Accrued		209.1
Brazilian Federal Indirect Tax Assessment [Member]
Loss Contingencies [Line Items]
Loss Contingency, Damages Sought, Value | BRL	BRL 270.0
Loss Contingency Accrual, at Carrying Value		9.3	$ 7.5
Loss Contingency, Range of Possible Loss, Portion Not Accrued		179.1
Thailand Customs Matter [Member]
Loss Contingencies [Line Items]
Loss Contingency, Range of Possible Loss, Portion Not Accrued		$ 24.0